Other Income (Schedule of Other Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income [Abstract]
Income from credit default insurance	$ 22,453	$ 0	$ 0
Other Income excluding Income from credit default insurance	145	272	85
Total Other Income	$ 22,598	$ 272	$ 85